UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2014

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 137.7% (95.9% of Total Investments)
	COMMON STOCKS - 103.0% (71.8% of Total Investments)
	Automobiles - 3.9%
175,300	Ford Motor Company				$ 2,734,680
153,000	General Motors Company				5,266,260
	Total Automobiles				8,000,940
	Capital Markets - 4.0%
127,000	Ares Capital Corporation				2,237,740
107,000	Bank of New York Company, Inc.				3,776,030
160,000	Medley Capital Corporation				2,177,600
	Total Capital Markets				8,191,370
	Chemicals - 1.1%
22,300	Agrium Inc.				2,174,696
	Commercial Banks - 10.8%
125,000	Citigroup Inc.				5,950,000
131,000	JPMorgan Chase & Co.				7,953,010
161,500	Wells Fargo & Company				8,033,010
	Total Commercial Banks				21,936,020
	Communications Equipment - 4.4%
200,000	Cisco Systems, Inc.				4,482,000
339,600	Ericsson LM Telefonaktiebolaget				4,526,868
	Total Communications Equipment				9,008,868
	Consumer Finance - 2.2%
58,000	Capital One Financial Corporation				4,475,280
	Containers & Packaging - 1.1%
43,000	Avery Dennison Corporation				2,178,810
	Diversified Financial Services - 2.2%
140,000	Deutsche Boerse AG, Unsponsored ADR, (3)				1,111,600
240,000	ING Groep N.V, (2), Sponsored ADR				3,420,000
	Total Diversified Financial Services				4,531,600
	Diversified Telecommunication Services - 1.9%
29,400	CenturyLink Inc.				965,496
103,000	Nippon Telegraph and Telephone Corporation, ADR				2,805,720
	Total Diversified Telecommunication Services				3,771,216
	Electric Utilities - 1.0%
52,700	NRG Yield Inc., Class A Shares				2,083,231
	Food & Staples Retailing - 4.4%
163,000	Carrefour SA, Sponsored ADR, (3)				1,255,100
89,500	CVS Caremark Corporation				6,699,970
119,000	Metro AG, Unsponsored ADR, (3)				971,766
	Total Food & Staples Retailing				8,926,836
	Hotels, Restaurants & Leisure - 1.3%
82,700	Norwegian Cruise Line Holdings Limited, (2)				2,668,729
	Household Products - 1.1%
27,000	Procter & Gamble Company				2,176,200
	Industrial Conglomerates - 2.0%
93,500	General Electric Company				2,420,715
45,000	Koninklijke Philips Electronics NV				1,582,200
	Total Industrial Conglomerates				4,002,915
	Insurance - 9.5%
164,000	American International Group, Inc.				8,201,640
165,100	Hartford Financial Services Group, Inc.				5,823,077
19,700	Swiss Re AG, Sponsored ADR, (3)				1,827,604
97,250	Unum Group				3,433,898
	Total Insurance				19,286,219
	Machinery - 2.0%
32,500	Ingersoll Rand Company Limited, Class A				1,860,300
33,000	PACCAR Inc.				2,225,520
	Total Machinery				4,085,820
	Media - 12.1%
327,600	Interpublic Group Companies, Inc.				5,615,064
12,436	Metro-Goldwyn-Mayer, (2)				938,918
119,691	National CineMedia, Inc.				1,795,365
22,400	ProSiebenSat.1 Media AG, Unsponsored ADR, (3)				2,051,181
98,800	Time Warner Inc.				6,454,604
3,958	Tribune Company, (2)				315,255
3,185	Tribune Company, (4)				—
61,100	Twenty First Century Fox Inc., Class A Shares				1,953,367
65,500	Viacom Inc., Class B				5,566,845
	Total Media				24,690,599
	Metals & Mining - 1.7%
60,100	AngloGold Ashanti Limited, (2), Sponsored ADR				1,026,508
298,900	AuRico Gold Inc.				1,300,215
64,000	Barrick Gold Corporation				1,141,120
	Total Metals & Mining				3,467,843
	Oil, Gas & Consumable Fuels - 6.5%
33,000	Phillips 66				2,542,980
58,200	Royal Dutch Shell PLC, Class A				4,252,092
65,000	Suncor Energy, Inc.				2,272,400
63,700	Total SA, Sponsored ADR				4,178,720
	Total Oil, Gas & Consumable Fuels				13,246,192
	Pharmaceuticals - 17.3%
57,400	AstraZeneca PLC, Sponsored ADR				3,724,112
100,000	GlaxoSmithKline PLC, Sponsored ADR				5,343,000
61,200	Merck & Company Inc.				3,474,324
307,600	Pfizer Inc.				9,880,112
67,000	Roche Holdings AG, Sponsored ADR, (3)				2,527,240
101,900	Sanofi-Aventis				5,327,332
94,800	Teva Pharmaceutical Industries Limited, Sponsored ADR				5,009,232
	Total Pharmaceuticals				35,285,352
	Semiconductors & Equipment - 3.3%
60,000	Analog Devices, Inc.				3,188,400
73,500	Microchip Technology Incorporated				3,510,360
	Total Semiconductors & Equipment				6,698,760
	Software - 6.3%
131,500	CA Technologies				4,072,555
146,000	Microsoft Corporation, (5)				5,984,540
65,500	Oracle Corporation				2,679,605
	Total Software				12,736,700
	Thrifts & Mortgage Finance - 1.0%
117,500	PennyMac Financial Services Inc., (2)				1,955,200
	Tobacco - 1.3%
33,200	Philip Morris International				2,718,084
	Wireless Telecommunication Services - 0.6%
32,836	Vodafone Group PLC, Sponsored ADR				1,208,693
	Total Common Stocks (cost $154,737,301)				209,506,173

Shares	Description (1)	Coupon		Ratings (6)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.0% (0.7% of Total Investments)
	Diversified Telecommunication Services - 1.0%
39,000	IntelSat SA	5.750%		N/R	$ 2,092,350
	Total Convertible Preferred Securities (cost $2,100,906)				2,092,350

Shares	Description (1)	Coupon		Ratings (6)	Value
	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 9.4% (6.5% of Total Investments)
	Commercial Banks - 2.2%
13,800	Boston Private Financial Holdings Inc.	6.950%		N/R	$ 321,540
26,000	City National Corporation	6.750%		BBB-	720,460
5,000	Cullen-Frost Bankers Inc.	5.375%		BBB+	113,800
17,300	Fifth Third Bancorp.	6.625%		BBB-	458,623
10,000	First Republic Bank of San Francisco	7.000%		BBB	262,000
10,000	First Republic Bank of San Francisco	6.700%		BBB	254,100
25,000	First Republic Bank of San Francisco	6.200%		BBB	616,250
25,000	Morgan Stanley	7.125%		BB+	663,250
9,200	PNC Financial Services	6.125%		BBB	245,732
6,700	Taylor Capital Group	8.000%		N/R	179,225
25,000	U.S. Bancorp.	6.500%		BBB+	710,000
	Total Commercial Banks				4,544,980
	Consumer Finance - 0.4%
30,000	HSBC Finance Corporation	6.360%		BBB+	753,000
2,445	SLM Corporation, Series A	6.970%		BB	119,194
	Total Consumer Finance				872,194
	Diversified Consumer Services - 0.1%
10,062	Gabelli Equity Trust	5.000%		A1	234,243
	Electric Utilities - 1.1%
18,150	Alabama Power Company, (7)	6.500%		A3	483,244
10,000	Alabama Power Company, (7)	6.450%		A3	262,500
8,260	Connecticut Power & Light Company, (7)	4.960%		BBB	405,773
5,000	Georgia Power Company, (7)	6.500%		A-	525,938
5,000	Gulf Power Company, (7)	6.450%		BBB+	495,549
	Total Electric Utilities				2,173,004
	Food Products - 0.2%
17,700	CHS Inc., (2)	7.100%		N/R	473,829
	Insurance - 3.3%
25,000	Allstate Corporation	6.750%		BBB-	632,750
30,424	Arch Capital Group Limited	6.750%		BBB	764,251
10,400	Aspen Insurance Holdings Limited	7.401%		BBB-	268,944
25,410	Aspen Insurance Holdings Limited	7.250%		BBB-	663,709
25,798	Axis Capital Holdings Limited	6.875%		BBB	650,110
25,000	Endurance Specialty Holdings Limited	7.750%		BBB-	655,500
15,000	Endurance Specialty Holdings Limited	7.500%		BBB-	392,550
35,000	MetLife Inc.	6.500%		Baa2	880,250
35,000	PartnerRe Limited	7.250%		BBB+	927,850
30,000	Principal Financial Group	6.518%		BBB	746,400
8,496	RenaissanceRe Holdings Limited	6.080%		BBB+	208,492
	Total Insurance				6,790,806
	Marine - 0.2%
10,000	Costamare Inc., (2)	8.500%		N/R	251,200
600	Navios Maritime Holdings Inc., (2)	8.750%		N/R	15,000
8,900	Seaspan Corporation	8.250%		N/R	227,128
	Total Marine				493,328
	Oil, Gas & Consumable Fuels - 0.8%
4,400	Callon Petroleum Company	10.000%		N/R	224,400
20,000	Kayne Anderson MLP Trust	4.600%		AA	504,800
4,500	Magnum Hunter Resources Corporation	8.000%		N/R	220,770
15,000	Teekay Offshore Partners LP	7.250%		N/R	381,600
	Total Oil, Gas & Consumable Fuels				1,331,570
	Thrifts & Mortgage Finance - 0.6%
52,575	Federal Agricultural Mortgage Corporation	5.875%		N/R	1,175,051
	U.S. Agency - 0.5%
6,525	Cobank Agricultural Credit Bank, 144A (7)	6.250%		A-	660,248
3,250	Cobank Agricultural Credit Bank, 144A (7)	6.125%		A-	275,335
	Total U.S. Agency				935,583
	Total $25 Par (or similar) Retail Structures (cost $18,321,905)				19,024,588

Principal
Amount (000)	Description (1)	Coupon	Maturity (8)	Ratings (6)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 22.9% (15.9% of Total Investments) (9)
	Aerospace & Defense - 0.2%
$ 425	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B+	$ 425,785
	Airlines - 0.2%
495	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	494,676
	Auto Components - 0.9%
1,116	Federal-Mogul Corporation, Tranche B, Term Loan	2.098%	12/29/14	B1	1,112,374
655	Federal-Mogul Corporation, Tranche C, Term Loan	2.098%	12/28/15	B1	652,883
1,771	Total Auto Components				1,765,257
	Automobiles - 0.5%
997	Chrysler Group LLC, Term Loan B	3.500%	5/24/17	BB+	999,306
	Capital Markets - 0.2%
498	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	501,076
	Chemicals - 1.0%
968	Univar, Inc., Term Loan	5.000%	6/30/17	B+	966,139
993	US Coatings Acquisition, Term Loan B	4.000%	2/01/20	B+	995,159
1,961	Total Chemicals				1,961,298
	Computers & Peripherals - 0.5%
998	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	992,014
	Diversified Consumer Services - 0.4%
763	Hilton Hotels Corporation, Term Loan B2	3.750%	10/26/20	BB	765,447
	Diversified Financial Services - 0.2%
433	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	435,125
	Diversified Other - 0.2%
498	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	498,976
	Diversified Telecommunication Services - 0.4%
821	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	823,754
	Food Products - 1.8%
1,390	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	1,398,967
1,204	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	1,208,887
966	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	972,617
3,560	Total Food Products				3,580,471
	Health Care Equipment & Supplies - 0.7%
1,466	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	1,472,645
	Health Care Providers & Services - 2.3%
748	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	755,370
988	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	994,729
958	Golden Living, Term Loan	5.000%	5/04/18	B	948,943
995	HCA, Inc., Tranche B4, Term Loan	2.984%	5/01/18	BB	996,244
76	HCA, Inc., Tranche B5, Term Loan	2.903%	3/31/17	BB	75,610
896	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	898,363
4,661	Total Health Care Providers & Services				4,669,259
	Hotels, Restaurants & Leisure - 1.5%
943	24 Hour Fitness Worldwide, Inc., Term Loan B	5.248%	4/22/16	Ba3	953,196
989	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	988,532
1,200	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB+	1,184,153
3,132	Total Hotels, Restaurants & Leisure				3,125,881
	Household Durables - 1.7%
995	Jarden Corporation, Term Loan B1	2.903%	9/30/20	BBB-	996,758
1,579	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	1,588,649
791	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	791,108
3,365	Total Household Durables				3,376,515
	Household Products - 0.2%
385	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	385,961
	Independent Power Producers & Energy Traders - 0.5%
998	Calpine Corporation, Delayed Term Loan	4.000%	10/31/20	BB-	1,001,864
	Internet & Catalog Retail - 0.3%
626	Burlington Coat Factory Warehouse Corporation, Term Loan B2	4.250%	2/23/17	BB-	629,695
	Machinery - 0.1%
269	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	268,868
	Media - 3.3%
247	Clear Channel Communications, Inc., Tranche D, Term Loan	6.903%	1/30/19	CCC+	242,520
92	Clear Channel Communications, Inc.,Term Loan E	7.653%	7/30/19	CCC+	92,168
997	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	1,006,204
1,216	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	1,218,252
480	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	485,025
260	Nielsen Finance LLC, Term Loan E	2.904%	5/01/16	BBB-	260,279
498	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	498,744
1,340	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	1,342,276
1,548	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	1,549,545
6,678	Total Media				6,695,013
	Multiline Retail - 0.4%
694	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	704,460
	Oil, Gas & Consumable Fuels - 1.2%
249	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	254,399
1,500	Energy Transfer Equity L.P.,Term Loan, First Lien	3.250%	12/02/19	BB	1,498,636
645	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	646,612
127	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B2	129,246
2,521	Total Oil, Gas & Consumable Fuels				2,528,893
	Pharmaceuticals - 1.4%
1,000	Grifols, Inc., Term Loan, WI/DD	TBD	TBD	Ba1	1,000,625
735	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	736,708
1,148	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	1,155,184
2,883	Total Pharmaceuticals				2,892,517
	Real Estate Investment Trust - 0.4%
733	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	736,629
	Road & Rail - 0.2%
394	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	Ba1	398,203
	Semiconductors & Equipment - 0.4%
736	NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	734,360
	Software - 1.5%
424	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	424,345
967	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	969,088
784	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	782,813
836	Sophia LP Term Loan B	4.000%	7/19/18	B+	837,456
3,011	Total Software				3,013,702
	Wireless Telecommunication Services - 0.3%
496	Charter Communications Operating Holdings LLC, Term Loan E	3.000%	7/01/20	Baa3	492,776
102	Clear Channel Communications, Inc., Tranche B, Term Loan	3.803%	1/29/16	CCC+	100,976
598	Total Wireless Telecommunication Services				593,752
$ 46,370	Total Variable Rate Senior Loan Interests (cost $46,045,891)				46,471,402

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	CORPORATE BONDS - 0.3% (0.2% of Total Investments)
	Commercial Banks - 0.2%
$ 525	M&T Bank Corporation	6.450%	12/29/49	BBB	$ 544,688
	Media - 0.1%
133	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	139,650
$ 658	Total Corporate Bonds (cost $637,042)				684,338

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (6)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 1.1% (0.8% of Total Investments)
	Commercial Banks - 0.3%
500	PNC Financial Services Inc.	6.750%	N/A (10)	BBB	$ 545,000
25	Zions Bancorporation	7.200%	N/A (10)	BB	25,875
	Total Commercial Banks				570,875
	Diversified Financial Services - 0.8%
600	General Electric Capital Corporation	7.125%	N/A (10)	AA-	684,000
400	JPMorgan Chase & Company	5.150%	N/A (10)	BBB	375,000
500	JPMorgan Chase & Company	7.900%	N/A (10)	BBB	565,000
	Total Diversified Financial Services				1,624,000
	Insurance - 0.0%
22	Prudential PLC	7.750%	N/A (10)	A-	23,815
	Total $1,000 Par (or similar) Institutional Structures (cost $1,994,497)				2,218,690
	Total Long-Term Investments (cost $223,837,542)				279,997,541

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 5.8% (4.1% of Total Investments)
$ 4,795	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $4,794,850, collateralized by $4,960,000 U.S. Treasury Notes, 1.250%, due 11/30/18, value $4,891,800	0.000%	4/01/14		$ 4,794,850
7,046	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $7,046,365, collateralized by $7,720,000 U.S. Treasury Bonds, 3.125%, due 2/15/42, value $7,189,250	0.000%	4/01/14		7,046,365
$ 11,841	Total Short-Term Investments (cost $11,841,215)				11,841,215
	Total Investments (cost $235,678,757) - 143.5%				291,838,756
	Borrowings – (41.8)% (11), (12)				(85,000,000)
	Other Assets Less Liabilities – (1.7)% (13)				(3,526,826)
	Net Assets Applicable to Common Shares - 100%				$ 203,311,930

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (14)	Date	Price	Value (13)
(2,989)	Aurico Gold Inc	$ (1,494,500)	6/21/14	5.0	$ (52,308)
(294)	CenturyLink Inc.	(911,400)	4/19/14	31.0	(58,065)
(527)	NRG Yield Inc.	(2,108,000)	6/21/14	40.0	(90,907)
(328)	Vodafone Group PLC	(1,377,600)	4/19/14	42.0	(1,968)
(4,138)	Total Options Written (premiums received $269,262)	$ (5,891,500)			$ (203,248)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (15)	Date	(Depreciation) (13)
JPMorgan	$ 18,475,000	Receive	1-Month USD-LIBOR	1.255%	Monthly	12/01/14	12/01/18	$ 439,478
JPMorgan	18,475,000	Receive	1-Month USD-LIBOR	1.673	Monthly	12/01/14	12/01/20	805,892
Morgan Stanley	13,975,000	Receive	1-Month USD-LIBOR	2.323	Monthly	3/29/11	3/29/16	(517,844)
	$ 50,925,000							$ 727,526

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$ 199,761,682	$ 9,744,491	$ —	**	$ 209,506,173
Convertible Preferred Securities	2,092,350	—	—		2,092,350
$25 Par (or similar) Retail Structures	15,916,001	3,108,587	—		19,024,588
Variable Rate Senior Loan Interests	—	46,471,402	—		46,471,402
Corporate Bonds	—	684,338	—		684,338
$1,000 Par (or similar) Institutional Structures	—	2,218,690	—		2,218,690
Short-Term Investments:
Repurchase Agreements	—	11,841,215	—		11,841,215
Derivatives:
Options Written	(203,248)	—	—		(203,248)
Interest Rate Swaps*	—	727,526	—		727,526
Total	$ 217,566,785	$ 74,796,249	$ —	**	$ 292,363,034
* Represents net unrealized appreciation (depreciation). ** Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $237,895,227.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 60,187,280
Depreciation				(6,243,751)

Net unrealized appreciation (depreciation) of investments				$ 53,943,529

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.
(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures classified as Level 2.
(8)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(10)	Perpetual security. Maturity date is not applicable.
(11)	Borrowings as a percentage of Total Investments is 29.1%.
(12)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $181,233,767 have been pledged as collateral for Borrowings.

(13)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(14)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(15)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
WI/DD	Purchased on a when-issued or delayed-delivery basis.
ADR	American Depositary Receipt.
TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014